OMB APPROVAL
                                                 OMB Number:       3235-0570
                                                 Expires:  August 31, 2010
                                                 Estimated average burden
                                                 hours per response.....18.9



                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21978

                         Pioneer Series Trust VI
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  October 31


Date of reporting period:  November 1, 2008 through October 31, 2009


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


        Pioneer Floating
        Rate Fund

--------------------------------------------------------------------------------
        Annual Report | October 31, 2009
--------------------------------------------------------------------------------


        Ticker Symbols:
        Class A FLARX
        Class C FLCRX
        Class Y FLYRX





 [Logo] PIONEER
        Investments(R)
                        visit us: pioneerinvestments.com

Table of Contents


Letter to Shareowners                                         2

Portfolio Management Discussion                               4

Portfolio Summary                                             8

Prices and Distributions                                      9

Performance Update                                           10

Comparing Ongoing Fund Expenses                              13

Schedule of Investments                                      15

Financial Statements                                         32

Notes to Financial Statements                                39

Report of Independent Registered Public Accounting Firm      46

Trustees, Officers and Service Providers                     48


                      Pioneer Floating Rate Fund | Annual Report | 10/31/09    1

Letter to Shareowners

Dear Shareowner,

Stock and bond markets around the globe have begun to recover this year from one of their most tumultuous periods in history. This is a welcome relief, and we are generally optimistic about the prospects for the economy going forward. Still, challenges remain. Unemployment is high. Consumer demand and loan growth are weak. And housing has not yet returned to normal.

At Pioneer, we have long advocated the benefits of investing for the long term. This strategy has generally performed well for many investors. Those who remained invested in the market during the downturn have most likely seen their portfolios start to recover this year as the Dow Jones Industrial Average climbed back towards the 10,000 level. Many bond investors have similarly seen a strong rebound, with a broad-based recovery across many different fixed-income asset classes. The riskiest asset classes, such as high-yield bonds, have outperformed other fixed-income asset classes for most of 2009.

At Pioneer, we are not changing the approach to investing that we have used for more than 80 years. We remain focused on company fundamentals and risk management. Our investment process is based on careful research into individual companies, quantitative analysis, and active portfolio management. This three-pillared process, which we apply to each of our portfolios, is supported by an integrated team approach and is designed to carefully balance risk and reward. While we see potential opportunities for making money in many corners of the markets around the globe, it takes research and experience to separate solid investment opportunities from speculation.

Following this difficult period, many investors are rethinking their approach to investing and risk management. Some are questioning whether the basic investment principles they were taught in the past are still useful in today's markets. Complicating matters is that financial markets remain unpredictable. Our advice, as always, is to work closely with a trusted financial advisor to discuss your goals and work together to develop an investment strategy that meets your individual needs. There is no single best strategy that works for every investor.

We invite you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at


2    Pioneer Floating Rate Fund | Annual Report | 10/31/09
www.pioneerinvestments.com. We greatly appreciate you putting your trust in us and we thank you for investing with Pioneer.


Sincerely,


/s/ Daniel K. Kingsbury



Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA Inc.



Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


                      Pioneer Floating Rate Fund | Annual Report | 10/31/09    3

Portfolio Management Discussion | 10/31/09

Investments in floating-rate bank loans generated strong, positive results over the 12 months ended October 31, 2009, despite struggling in late 2008 amid fears about a credit crisis that had threatened the survival of major financial institutions. In the following interview, Jonathan Sharkey discusses the performance of Pioneer Floating Rate Fund during the 12-month period. Mr. Sharkey, a member of Pioneer's Fixed Income Department, is responsible for the daily management of the Fund.

Q What were the principal factors affecting the Fund's performance over the 12 months ended October 31, 2009?

A While the Fund generated a healthy return over the 12 months ended October 31, 2009, its emphasis on relatively high-quality loans tended to detract from benchmark-relative results during a period dominated by investors' renewed appetite for credit risk. Floating-rate bank loans suffered steep price losses in the early stages of the Fund's fiscal year (from November 1, 2008) -- especially the final two months of 2008 -- as the credit market was undermined by shrinking liquidity, the bankruptcy of investment bank Lehman Brothers and the financial problems of other major financial institutions. Aggravating the situation, a number of hedge funds started selling their investments in bank loans in order to reduce their own debts, or leverage.

   Market conditions improved somewhat in early 2009 when some better-quality loans, including BB-rated debt, started to recover. That was a good environment for Pioneer Floating Rate Fund, which had a quality focus and an average credit rating of BB. However, the Fund's relative advantage because of its higher-quality focus diminished as 2009 continued and investors became more willing to invest in lower-quality loans that carried greater credit risks. Key drivers of returns of the lower-rated names were:
   1) bond funds seeking higher yields and investing in lower-rated loans that had deep discounts; 2) a strong high-yield bonds "new issue" market that led to the refinancing of bank loans, with prepayments redeployed in the secondary market; and 3) more stable economic reports suggesting better footing for some of the more stressed companies. While the Fund participated in the market's gains, its focus on better-quality loans and on first-lien loan obligations detracted from performance relative to the Barclays Index, as BB-rated loans underperformed B-rated and CCC-rated obligations by healthy margins.

   As the 12-month period progressed, we increased the Fund's overall diversification by adding to the number of portfolio holdings, and we invested the


4    Pioneer Floating Rate Fund | Annual Report | 10/31/09

   Fund in loans of more companies positioned to benefit from an improving economy. We retained a significant Fund position in loans to the health care sector, while adding to positions in the information technology and broadcasting industries, and also reducing the Fund's relative position in the utilities industry. The largest portfolio concentration was in loans to consumer companies, which represented 27.7% of the Fund's investments at the end of the fiscal year on October 31, 2009. This segment is broad in definition and includes, in order of the Fund's weightings from highest to lowest: food suppliers, service companies, consumer staples, specialty retailers, gaming, building products, and auto parts suppliers.

   Reflecting the Fund's quality bias, on October 31, 2009, 68.6% of Fund assets were invested in loans rated BB or higher, while just 4.2% of assets were invested in lower-quality obligations rated CCC or lower. At the end of the Fund's fiscal year, the average credit rating of the portfolio's investments was BB-. At October 31, 2009, the Fund's default rate remained significantly lower than the Barclays Index.

Q What were some of the investments that most influenced the Fund's results over the 12 months ended October 31, 2009?

A Several of the Fund's bank loans performed particularly well. Among the Fund's top-performing positions were loans to Custom Building Products, which produces tile-related building materials and tools; Central Garden, which distributes garden and pet care supplies; and LodgeNet Interactive, which supplies electronic movie rental services to hotels and motels.

   Loans that detracted from the Fund's results included obligations of Fontainebleau, a casino in Las Vegas which defaulted during the period as banks refused to fund the company's revolving credit line; Hudson Products, which produces high-powered industrial fans for electric generating stations and refineries; Scitor, which provides technology services to the corporate market; and Niagara Steel, a specialty steel company for the auto and durable good sectors.

Q  What is your investment outlook?

A Floating-rate loans, as an asset class, have a distinct advantage over most other yield-oriented investments in that they have the potential to increase their income to investors as interest rates increase. Another key benefit to bank loans is that they are secured with the assets and stock of the borrowing firm, and generally have stronger recovery ratings than bonds. Despite the rally to date, bank loans generally still were trading at discounts to their par values. In a rising interest-rate environment, demand for bank loans should increase, which would help support loan prices. The price appreciation potential would only be enhanced if interest rates start rising, although we are not ready to predict when that may occur. Given stabilization in the


                      Pioneer Floating Rate Fund | Annual Report | 10/31/09    5
   economy, the major ratings agencies are forecasting a drop in defaults over the next 12 months. A more stable economy should also enhance borrowers' ability to refinance or make acquisitions, which could also lead to more discounted loans getting taken out at par value.

   Going forward, we will continue to look for opportunities in bank loans that may have been previously out of favor with the market, but we do not intend to increase the Fund's overall risk profile. We believe bank loans present an interesting opportunity for appropriate investors who may be interested in the potential for generous income and some possible capital appreciation.

Please refer to the Schedule of Investments on pages 15-31 for a full listing of Fund securities.

Investments in high yield or lower-rated securities are subject to greater-than-average risk. The Fund may invest in securities of issuers that are in default or that are in bankruptcy. When interest rates rise, the prices of fixed-income securities in the Fund will generally fall. Conversely, when interest rates fall, the prices of fixed-income securities in the Fund will generally rise. The floating rate feature of the Fund's Senior Floating Rate Loans means that these investments will not experience capital appreciation in a declining interest rate environment. Investments in the Fund are subject to possible loss due to the financial failure of issuers of underlying securities and their inability to meet their debt obligations. Prepayment risk is the chance that mortgage-backed bonds will be paid off early if falling interest rates prompt homeowners to refinance their mortgages. Forced to reinvest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income and lose the opportunity for additional price appreciation associated with falling interest rates. The value of collateral, if any, securing a floating rate loan can decline, and may be insufficient to meet the issuer's obligations or may be difficult to liquidate. In addition, the Fund's access to collateral may be limited by bankruptcy or other insolvency laws. Although Pioneer normally will seek to avoid receiving non-publicly available information about the issuer of a loan, this decision not to receive the information may place it at a disadvantage, relative to other loan investors, in assessing the loan. The Fund is not diversified, which means that it can invest a higher percentage of its assets in the securities of any one issuer than a diversified fund. Being non-diversified may magnify the Fund's losses from adverse events affecting a particular issuer. Some of the floating rate loans and other investments in which the Fund may invest will be considered to be illiquid. Illiquid securities may be difficult to dispose of at a fair price at the times when the Fund believes it is desirable to do so, and their market price is generally more volatile than that of more liquid securities. Illiquid securities are also more difficult to value, and investment of the Fund's assets in illiquid securities may restrict the Fund's ability to take advantage of market opportunities. Investing in foreign and/or emerging securities involves risks relating to interest rates, currency exchange rates,


6    Pioneer Floating Rate Fund | Annual Report | 10/31/09
economic and political conditions. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political or regulatory developments or other risks affecting those industries or sectors.

Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes.


                      Pioneer Floating Rate Fund | Annual Report | 10/31/09    7

Portfolio Summary | 10/31/09

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[The following data was represented as a pie chart in the printed material]

Senior Floating Rate Loan Interests     88.7%
U.S. Corporate Bonds                    10.2%
Collateralized Mortgage Obligations      0.5%
U.S. Common Stock                        0.4%
U.S. Preferred Stock                     0.2%

Portfolio Quality
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio; based on S&P ratings)

[The following data was represented as a pie chart in the printed material]

Commercial Paper                         5.0%
A & Higher                               1.2%
BBB                                      6.3%
BB                                      56.1%
B                                       27.2%
CCC & Lower                              4.2%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of long-term holdings)*


    1.    Custom Building Products, 2nd Lien Term Loan, 10.75%, 4/20/12           1.93%
    2.    Georgia-Pacific Corp., B2 Term Loan, 2.33%, 12/20/12                    1.47
    3.    Allison Transmission, Inc., Term Loan, 3.01%, 8/7/14                    1.36
    4.    Sally Holdings LLC, Term B Loan, 2.54%, 11/16/13                        1.28
    5.    Manitowoc Co., Term B Loan, 7.5%, 8/25/14                               1.19
    6.    Central Garden and Pet Co., Tranche B Term Loan, 1.75%, 9/30/12         1.12
    7.    Hanesbrands, Inc., Term B Loan, 5.03%, 9/5/13                           1.11
    8.    Coffeyville Resources LLC, Tranche D Term Loan, 8.5%, 12/30/13          1.07
    9.    Baldor Electric Co., Term Loan, 5.25%, 1/31/14                          1.07
   10.    Cenveo Corp., Term C Facility Loan, 4.79%, 6/21/13                      1.06

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.


8    Pioneer Floating Rate Fund | Annual Report | 10/31/09

Prices and Distributions | 10/31/09

Net Asset Value per Share
--------------------------------------------------------------------------------

      Class        10/31/09          10/31/08
       A            $ 6.58            $ 5.64
--------------------------------------------------------------------------------
       C            $ 6.58            $ 5.63
--------------------------------------------------------------------------------
       Y            $ 6.59            $ 5.64
--------------------------------------------------------------------------------

Distributions per Share: 11/1/08-10/31/09
--------------------------------------------------------------------------------

                   Net Investment        Short-Term        Long-Term
      Class           Income           Capital Gains     Capital Gains
       A            $ 0.3301               $ --             $ --
--------------------------------------------------------------------------------
       C            $ 0.2779               $ --             $ --
--------------------------------------------------------------------------------
       Y            $ 0.3307               $ --             $ --
--------------------------------------------------------------------------------



                      Pioneer Floating Rate Fund | Annual Report | 10/31/09    9

Performance Update | 10/31/09                          Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Floating Rate Fund at public offering price, compared to that of the Barclays Capital High Yield Loans Performing Index.


Cumulative Total Returns
(As of October 31, 2009)
--------------------------------------------------------------------------------
                                      Net Asset   Public Offering
Period                                Value       Price (POP)
--------------------------------------------------------------------------------
 Life-of-Class
 (2/14/07)                                1.11%         -0.58%
 1 Year                                  23.50          17.86
--------------------------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated March 1, 2009)
--------------------------------------------------------------------------------
                                           Gross          Net
--------------------------------------------------------------------------------
                                          1.53%          1.10%
--------------------------------------------------------------------------------

[The following data was represented as a mountain chart in the printed material]

Value of $10,000 Investment

                Pioneer Floating             Barclays Capital High Yield
                    Rate Fund                   Loans Performing Index
2/07                  9550                               10000
10/07                 9670                               10100
10/08                 7972                                8555
10/09                 9845                               10039

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

POP returns reflect deduction of maximum 4.50% sales charge. NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 3/1/12 for Class A Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Barclays Capital High Yield Loans Performing Index provides broad and comprehensive total return metrics of the universe of syndicated term loans. To be included in the index, a bank loan must be dollar denominated, have at least $150 million in funded loans, a minimum term of one year, and a minimum initial spread of LIBOR+125. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.


10    Pioneer Floating Rate Fund | Annual Report | 10/31/09

Performance Update | 10/31/09                          Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Floating Rate Fund, compared to that of the Barclays Capital High Yield Loans Performing Index.


Cumulative Total Returns
(As of October 31, 2009)
--------------------------------------------------------------------------------
                                              If               If
Period                                       Held           Redeemed
--------------------------------------------------------------------------------
 Life-of-Class
 (2/14/07)                                   0.25%          0.25%
 1 Year                                     22.63          22.63
--------------------------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated March 1, 2009)
--------------------------------------------------------------------------------
                                             Gross           Net
--------------------------------------------------------------------------------
                                             2.30%          2.00%
--------------------------------------------------------------------------------

[The following data was represented as a mountain chart in the printed material]

Value of $10,000 Investment

                                             Barclays Capital High Yield
          Pioneer Floating Rate Fund            Loans Performing Index
2/07                10000                                10000
10/07               10070                                10100
10/08                8211                                 8555
10/09               10069                                10039

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If redeemed" returns reflect the deduction of the 1% CDSC. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 3/1/11 for Class C shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Barclays Capital High Yield Loans Performing Index provides broad and comprehensive total return metrics of the universe of syndicated term loans. To be included in the index, a bank loan must be dollar denominated, have at least $150 million in funded loans, a minimum term of one year, and a minimum initial spread of LIBOR+125. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.


                     Pioneer Floating Rate Fund | Annual Report | 10/31/09    11

Performance Update | 10/31/09                          Class Y Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Floating Rate Fund, compared to that of the Barclays Capital High Yield Loans Performing Index.


Cumulative Total Returns
(As of October 31, 2009)
--------------------------------------------------------------------------------
                                             If               If
Period                                      Held           Redeemed
--------------------------------------------------------------------------------
 Life-of-Class
 (2/14/07)                                   1.20%          1.20%
 1 Year                                     23.70          23.70
--------------------------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated March 1, 2009)
--------------------------------------------------------------------------------
                                            Gross           Net
--------------------------------------------------------------------------------
                                             1.27%          1.27%
--------------------------------------------------------------------------------

[The following data was represented as a mountain chart in the printed material]

Value of $10,000 Investment

                                               Barclays Capital High Yield
              Pioneer Floating Rate Fund          Loans Performing Index
2/07                   10000                              10000
10/07                  10124                              10100
10/08                   8349                               8555
10/09                  10327                              10039

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Barclays Capital High Yield Loans Performing Index provides broad and comprehensive total return metrics of the universe of syndicated term loans. To be included in the index, a bank loan must be dollar denominated, have at least $150 million in funded loans, a minimum term of one year, and a minimum initial spread of LIBOR+125. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.


12    Pioneer Floating Rate Fund | Annual Report | 10/31/09

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)   transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables
--------------------------------------------------------------------------------
Actual Expenses


The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Floating Rate Fund

Based on actual returns from May 1, 2009 through October 31, 2009.


 Share Class                            A                C                Y
 Beginning Account Value            $ 1,000.00       $ 1,000.00       $ 1,000.00
 on 5/1/09
--------------------------------------------------------------------------------
 Ending Account Value               $ 1,162.90       $ 1,157.87       $ 1,164.78
 on 10/31/09
--------------------------------------------------------------------------------
 Expenses Paid During Period*       $     6.00       $    10.88       $     5.95
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.10%, 2.00% and 1.09%, for Class A, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).


                     Pioneer Floating Rate Fund | Annual Report | 10/31/09    13

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Floating Rate Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from May 1, 2009 through October 31, 2009.


 Share Class                             A                C                Y
 Beginning Account Value            $ 1,000.00       $ 1,000.00       $ 1,000.00
 on 5/1/09
--------------------------------------------------------------------------------
 Ending Account Value               $ 1,019.66       $ 1,015.12       $ 1,019.71
 on 10/31/09
--------------------------------------------------------------------------------
 Expenses Paid During Period*       $     5.60       $    10.16       $     5.55
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.10%, 2.00% and 1.09%, for Class A, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).


14    Pioneer Floating Rate Fund | Annual Report | 10/31/09

Schedule of Investments | 10/31/09


                 Floating      S&P/Moody's
                 Rate (b)      Ratings
 Shares          (unaudited)   (unaudited)                                                  Value
                                              PREFERRED STOCK - 0.2%
                                              DIVERSIFIED FINANCIALS -- 0.2%
                                              Diversified Financial Services -- 0.2%
           100                                Bank of America Corp., 7.25%, 12/31/49       $    84,133
                                                                                           -----------
                                              Total Diversified Financials                 $    84,133
   ---------------------------------------------------------------------------------------------------
                                              TOTAL PREFERRED STOCK
                                              (Cost $81,468)                               $    84,133
   ---------------------------------------------------------------------------------------------------
                                              COMMON STOCK -- 0.4%
                                              DIVERSIFIED FINANCIALS -- 0.4%
                                              Diversified Financial Services -- 0.4%
       106,253                                HoldCo, Inc.*                                $   196,568
                                                                                           -----------
                                              Total Diversified Financials                 $   196,568
   ---------------------------------------------------------------------------------------------------
                                              TOTAL COMMON STOCK
                                              (Cost $87,892)                               $   196,568
   ---------------------------------------------------------------------------------------------------
 Principal
 Amount
                                              COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.5%
                                              BANKS -- 0.5%
                                              Thrifts & Mortgage Finance -- 0.5%
   $   250,000                       NR/Ba1   SBA CMBS Trust, 6.709%, 11/15/36             $   248,125
                                                                                           -----------
                                              Total Banks                                  $   248,125
   ---------------------------------------------------------------------------------------------------
                                              TOTAL COLLATERALIZED MORTGAGE
                                              OBLIGATIONS
                                              (Cost $225,400)                              $   248,125
   ---------------------------------------------------------------------------------------------------
                                              CORPORATE BONDS -- 9.6%
                                              ENERGY -- 1.6%
                                              Oil & Gas Equipment & Services -- 0.8%
       500,000         4.43           NR/NR   Sevan Marine ASA, Floating Rate Note,
                                              5/14/13 (144A)                               $   390,000
   ---------------------------------------------------------------------------------------------------
                                              Oil & Gas Exploration & Production --  0.8%
       500,000         3.91           B-/B3   Sandridge Energy, Inc., Floating Rate Note,
                                              4/1/14                                       $   442,610
                                                                                           -----------
                                              Total Energy                                 $   832,610
   ---------------------------------------------------------------------------------------------------
                                              MATERIALS -- 0.6%
                                              Diversified Metals & Mining -- 0.4%
       100,000         5.88        BBB-/Ba2   Freeport-McMoran Copper & Gold, Inc.,
                                              Floating Rate Note, 4/1/15                   $   101,102
       105,000                    BBB+/Baa1   Rio Tinto Finance Plc, 8.95%, 5/1/14             124,097
                                                                                           -----------
                                                                                           $   225,199
   ---------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                     Pioneer Floating Rate Fund | Annual Report | 10/31/09    15

               Floating       S&P/Moody's
Principal      Rate (b)       Ratings
Amount         (unaudited)    (unaudited)                                                  Value
                                              Paper Products -- 0.2%
$   100,000                           B/B2    Cellu Tissue Holdings, Inc., 11.5%,
                                              6/1/14                                      $   109,500
                                                                                          -----------
                                              Total Materials                             $   334,699
-----------------------------------------------------------------------------------------------------
                                              CAPITAL GOODS -- 0.7%
                                              Aerospace & Defense -- 0.6%
    100,000                          B-/B3    Aeroflex, Inc., 11.75%, 2/15/15             $    94,000
     45,000                         BB/Ba3    DigitalGlobeM, Inc., 10.5%, 5/1/14               48,600
    150,000                          BB/B2    Spirit Aerosystems, Inc., 7.5%, 10/1/17
                                              (144A)                                          148,875
                                                                                          -----------
                                                                                          $   291,475
-----------------------------------------------------------------------------------------------------
                                              Building Products -- 0.1%
     90,000                          BB/B1    USG Corp., 9.75%, 8/1/14 (144A)             $    94,500
                                                                                          -----------
                                              Total Capital Goods                         $   385,975
-----------------------------------------------------------------------------------------------------
                                              TRANSPORTATION -- 0.0%
                                              Airlines -- 0.0%
     12,487                         B-/Ba3    Continental Airlines, Inc., 7.461%,
                                              4/1/13                                      $    11,551
                                                                                          -----------
                                              Total Transportation                        $    11,551
-----------------------------------------------------------------------------------------------------
                                              CONSUMER DURABLES & APPAREL -- 0.4%
                                              Leisure Products -- 0.4%
    200,000                           B/B2    Freedom Group, Inc., 10.25%, 8/1/15         $   211,000
                                                                                          -----------
                                              Total Consumer Durables & Apparel           $   211,000
-----------------------------------------------------------------------------------------------------
                                              RETAILING -- 0.3%
                                              Catalog Retail -- 0.3%
    175,000                        BBB/Ba2    QVC, Inc., 7.5%, 10/1/19 (144A)             $   173,250
                                                                                          -----------
                                              Total Retailing                             $   173,250
-----------------------------------------------------------------------------------------------------
                                              HEALTH CARE EQUIPMENT & SERVICES -- 1.0%
                                              Health Care Facilities -- 1.0%
    500,000                         BB/Ba3    HCA, Inc., 7.875%, 2/15/20                  $   515,000
                                                                                          -----------
                                              Total Health Care Equipment & Services      $   515,000
-----------------------------------------------------------------------------------------------------
                                              BANKS -- 0.5%
                                              Regional Banks -- 0.5%
    270,000                        BBB+/A3    State Street Capital, 8.25%, 3/15/42        $   272,330
                                                                                          -----------
                                              Total Banks                                 $   272,330
-----------------------------------------------------------------------------------------------------
                                              DIVERSIFIED FINANCIALS -- 0.8%
                                              Asset Management & Custody Banks -- 0.2%
     90,000                       BB+/Baa3    Janus Capital Group, Inc., 6.5%, 6/15/12    $    89,550
-----------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

16    Pioneer Floating Rate Fund | Annual Report | 10/31/09

                Floating       S&P/Moody's
Principal       Rate (b)       Ratings
Amount         (unaudited)    (unaudited)                                                    Value
                                               Consumer Finance -- 0.4%
$   150,000                          A+/A1     American Honda Finance Corp., 5.125%,
                                               12/15/10                                     $   155,477
     50,000                       BBB/Baa1     Capital One Financial Corp., 7.375%,
                                               5/23/14                                           56,749
                                                                                            -----------
                                                                                            $   212,226
-------------------------------------------------------------------------------------------------------
                                               Specialized Finance -- 0.2%
    150,000                      BBB+/Baa3     International Lease Finance Corp.,
                                               6.625%, 11/15/13                             $   115,742
                                                                                            -----------
                                               Total Diversified Financials                 $   417,518
-------------------------------------------------------------------------------------------------------
                                               INSURANCE -- 1.4%
                                               Reinsurance -- 1.4%
    250,000          7.19           BB+/NR     Blue Fin, Ltd., Floating Rate Note,
                                               4/10/12                                      $   222,375
    250,000          8.92            BB/NR     Caelus Re, Ltd., Floating Rate Note,
                                               6/7/11                                           237,800
    250,000         10.36           BB-/NR     Mystic Re, Ltd., Floating Rate Note,
                                               6/7/11                                           255,150
                                                                                            -----------
                                                                                            $   715,325
                                                                                            -----------
                                               Total Insurance                              $   715,325
-------------------------------------------------------------------------------------------------------
                                               REAL ESTATE -- 0.6%
                                               Diversified Real Estate Activities -- 0.1%
     35,000                          A-/A2     WEA Finance LLC, 7.5%, 6/2/14 (144A)         $    38,123
-------------------------------------------------------------------------------------------------------
                                               Specialized Real Estate Investment Trusts -- 0.5%
    250,000                       BBB/Baa2     Hospitality Properties Trust, 7.875%,
                                               8/15/14                                      $   257,110
                                                                                            -----------
                                               Total Real Estate                            $   295,233
-------------------------------------------------------------------------------------------------------
                                               TELECOMMUNICATION SERVICES -- 1.7%
                                               Integrated Telecommunication Services -- 1.0%
     70,000                         BB/Ba2     Frontier Communications Corp., 8.25%,
                                               5/1/14                                       $    72,100
    500,000                          B+/B1     Mastec, Inc., 7.625%, 2/1/17                     470,000
                                                                                            -----------
                                                                                            $   542,100
-------------------------------------------------------------------------------------------------------
                                               Wireless Telecommunication Services -- 0.7%
    365,000                         B+/Ba2     Cricket Communications, Inc., 7.75%,
                                               5/15/16 (144A)                               $   364,088
                                                                                            -----------
                                               Total Telecommunication Services             $   906,188
-------------------------------------------------------------------------------------------------------
                                               TOTAL CORPORATE BONDS
                                               (Cost $5,078,336)                            $ 5,070,679
-------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                     Pioneer Floating Rate Fund | Annual Report | 10/31/09    17

               Floating       S&P/Moody's
Principal      Rate (b)       Ratings
Amount         (unaudited)    (unaudited)                                                      Value
                                               SENIOR FLOATING RATE LOAN
                                               INTERESTS -- 83.2%**
                                               ENERGY -- 2.4%
                                               Oil & Gas Equipment & Services -- 1.4%
$   529,360          8.50            B+/B1     Coffeyville Resources, Tranche D Term
                                               Loan, 12/30/13                                 $   531,677
    237,600          8.00          BB-/Ba3     Hudson Products Holdings, Inc., Term
                                               Loan, 8/24/15                                      196,020
                                                                                              -----------
                                                                                              $   727,697
---------------------------------------------------------------------------------------------------------
                                               Oil & Gas Exploration & Production -- 0.3%
    162,794          4.25             B/B3     Venoco, Inc., 2nd Lien Term Loan, 5/7/14       $   146,718
---------------------------------------------------------------------------------------------------------
                                               Oil & Gas Storage & Transportation -- 0.7%
    418,137          6.75           B+/Ba2     Atlas Pipeline Partners LP, Term Loan,
                                                         7/27/14                              $   411,343
                                                                                              -----------
                                               Total Energy                                   $ 1,285,758
---------------------------------------------------------------------------------------------------------
                                               MATERIALS -- 6.0%
                                               Aluminum -- 0.4%
    168,857          2.27          BB-/Ba2     Novelis Corp., U.S. Term Loan, 7/6/14          $   152,487
     76,751          2.25          BB-/Ba2     Novelis, Inc., Canadian Term Loan,
                                               7/6/14                                              69,310
                                                                                              -----------
                                                                                              $   221,797
---------------------------------------------------------------------------------------------------------
                                               Diversified Chemical -- 1.7%
    178,453          7.65          BB+/Ba1     Ashland, Inc., Term B Borrowing Loan,
                                               5/13/14                                        $   181,650
    247,475          1.99          BB+/Ba1     Huntsman Corp., New Term B Loan,
                                               4/21/14                                            226,611
     70,611          7.50             B/B2     Ineos U.S. Financice Corp., Term B2
                                               Facility Loan, 12/16/13                             60,584
     70,603          8.00             B/B2     Ineos U.S. Financice Corp., Term C2
                                               Facility Loan, 12/16/14                             60,578
    371,827          7.25            B/Ba1     Solutia, Inc., Term Loan, 2/28/14                  378,268
                                                                                              -----------
                                                                                              $   907,691
---------------------------------------------------------------------------------------------------------
                                               Paper Packaging -- 0.9%
     17,629          2.55            B+/B1     Graham Packaging Co., Term B Loan,
                                               10/7/11                                        $    17,246
    176,424          6.75            B+/B1     Graham Packaging Co., Term C Loan,
                                               4/5/14                                             176,865
    295,500          3.03            B-/B3     Graphic Packaging International, Inc.,
                                               Incremental Term Loan, 5/16/14                     284,419
                                                                                              -----------
                                                                                              $   478,530
---------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

18    Pioneer Floating Rate Fund | Annual Report | 10/31/09

               Floating       S&P/Moody's
Principal      Rate (b)       Ratings
Amount         (unaudited)    (unaudited)                                                  Value
                                               Paper Products -- 1.4%
$   751,342          2.33          BB+/Ba2     Georgia-Pacific Corp., B2 Term Loan,
                                               12/20/12                                   $   725,251
-----------------------------------------------------------------------------------------------------
                                               Specialty Chemicals -- 0.5%
    248,750          6.50          BB-/Ba2     Nalco Co., Term Loan, 5/5/16               $   253,414
-----------------------------------------------------------------------------------------------------
                                               Steel -- 1.1%
    349,832          8.00           BB-/B3     Essar Steel Algoma, Inc., Term Loan,
                                               6/20/13                                    $   330,300
    488,750          9.25             B/B3     Niagara Corp., Term Loan, 6/30/14              227,269
                                                                                          -----------
                                                                                          $   557,569
                                                                                          -----------
                                               Total Materials                            $ 3,144,252
-----------------------------------------------------------------------------------------------------
                                               CAPITAL GOODS -- 8.2%
                                               Aerospace & Defense -- 2.6%
    220,200          3.74          BB-/Ba3     Aeroflex, Inc., Tranche B1 Term Loan,
                                               8/15/14                                    $   205,061
    518,438          5.75         BBB-/Ba1     Be Aerospace, Inc., Tranche B Term Loan,
                                               7/28/14                                        519,993
    234,388          4.04           BB-/B1     Dae Aviation Holding, Tranche B1 Term
                                               Loan, 7/31/14                                  220,325
    196,954          2.03          BB+/Ba3     Spirit Aerosystems, Inc., Term B1 Loan,
                                               9/30/13                                        190,800
    229,304          4.03           BB-/B1     Standard Aero, Ltd., Tranche B2 Loan,
                                               7/31/14                                        215,546
                                                                                          -----------
                                                                                          $ 1,351,725
-----------------------------------------------------------------------------------------------------
                                               Construction & Engineering -- 2.6%
  1,000,000         10.75           BB-/B1     Custom Building Products, Inc., 2nd Lien
                                               Term Loan, 4/20/12                         $   953,750
    289,500          6.25           BB/Ba3     Goodman Global Holdings, Inc., Term
                                               Loan, 2/13/14                                  290,441
    156,230          2.53          BB+/Ba1     URS Corp., Tranche B Term Loan,
                                               5/15/13                                        154,733
                                                                                          -----------
                                                                                          $ 1,398,924
-----------------------------------------------------------------------------------------------------
                                               Construction & Farm Machinery & Heavy Trucks -- 2.1%
    250,000          8.00          BB-/Ba3     Accuride Corp., Term Advance Loan,
                                               1/31/12                                    $   248,828
    596,747          7.50          BB+/Ba2     Manitowoc Co., Term B Loan, 8/25/14            588,542
    250,000          6.32           BB-/B2     Oshkosh Corp., Term B Loan, 12/6/13            250,173
                                                                                          -----------
                                                                                          $ 1,087,543
-----------------------------------------------------------------------------------------------------
                                               Industrial Conglomerates -- 0.4%
    247,442          2.05           BB/Ba2     Kansas City Southern Railway, Term B
                                               Advance Loan, 4/28/13                      $   235,070
-----------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                     Pioneer Floating Rate Fund | Annual Report | 10/31/09    19

               Floating       S&P/Moody's
Principal      Rate (b)       Ratings
Amount         (unaudited)    (unaudited)                                                    Value
                                               Industrial Machinery -- 0.2%
$   119,003          5.78           BB-/B1     Mueller Water Products, Inc., Term B Loan,
                                               5/24/14                                      $   116,524
-------------------------------------------------------------------------------------------------------
                                               Trading Companies & Distributors -- 0.3%
    143,095          2.04          BB+/Ba2     Interline Brands, Inc., Delayed Draw Term
                                               Loan, 6/23/13                                $   132,005
     43,182          1.99          BB+/Ba2     Interline Brands, Inc., Initial Term Loan,
                                               6/23/13                                           39,835
                                                                                            -----------
                                                                                            $   171,840
                                                                                            -----------
                                               Total Capital Goods                          $ 4,361,626
-------------------------------------------------------------------------------------------------------
                                               COMMERCIAL SERVICES & SUPPLIES -- 4.5%
                                               Commercial Printing -- 1.5%
     17,258          4.79          BB-/Ba3     Cenveo Corp., Delayed Draw Term Loan,
                                               6/21/13                                      $    16,805
    538,673          4.79          BB-/Ba2     Cenveo Corp., Term C Facility Loan,
                                               6/21/13                                          524,533
    249,549          9.00            B+/B1     World Color Corp., Term Advance Loan,
                                               7/10/12                                          250,328
                                                                                            -----------
                                                                                            $   791,666
-------------------------------------------------------------------------------------------------------
                                               Diversified Commercial Services -- 0.5%
    240,329          3.54           BB+/B1     Asset Acceptance Capital Corp., Tranche B
                                               Term Loan, 6/12/13                           $   233,119
-------------------------------------------------------------------------------------------------------
                                               Diversified Support Services -- 1.3%
    347,455          6.75          BB-/Ba3     Allied Security Holdings, Term Loan,
                                               2/20/15                                      $   352,233
    250,000          0.00           B+/Ba3     Language Line Holdings LLC, Term B Loan,
                                               10/29/15                                         250,938
     94,480          3.82           BB-/B2     Rental Service Corp., Initial Term Loan,
                                               11/30/13                                          85,741
                                                                                            -----------
                                                                                            $   688,912
-------------------------------------------------------------------------------------------------------
                                               Environmental & Facilities Services -- 1.2%
    195,057          2.28           B+/Ba3     Brickman Holdings, Ltd., Tranche B Term
                                               Loan, 1/23/14                                $   184,166
    249,375          7.00          BB-/Ba2     Casella Waste Systems, Inc., Term B Loan,
                                               4/9/14                                           251,557
    244,375          2.24          BB-/Ba3     Synagro Technologies, Inc., 1st Lien Term
                                               Loan, 4/2/14                                     198,860
                                                                                            -----------
                                                                                            $   634,583
                                                                                            -----------
                                               Total Commercial Services & Supplies         $ 2,348,280
-------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

20    Pioneer Floating Rate Fund | Annual Report | 10/31/09

               Floating       S&P/Moody's
Principal      Rate (b)       Ratings
Amount         (unaudited)    (unaudited)                                                    Value
                                               TRANSPORTATION -- 1.5%
                                               Air Freight & Couriers -- 0.9%
$    89,054          3.25            B-/B1     Ceva Group Plc, EGL Term Loan, 11/4/13       $    76,809
    133,866          3.28            B/Ba2     Ceva Group Plc, Additional Pre-Funded
                                               Term Loan, 11/4/14                               111,332
    366,915          3.24           NR/Ba2     Ceva Group Plc, U.S. Term Loan, 11/4/15          309,737
                                                                                            -----------
                                                                                            $   497,878
-------------------------------------------------------------------------------------------------------
                                               Airlines -- 0.6%
    100,000          8.75           BB-/B2     Delta Air Lines, Inc., Term Loan, 9/27/13    $   100,475
    249,362          3.53          BB-/Ba3     Delta Air Lines, Inc., 2nd Lien Term Loan,
                                               4/30/14                                          210,212
                                                                                            -----------
                                                                                            $   310,687
                                                                                            -----------
                                               Total Transportation                         $   808,565
-------------------------------------------------------------------------------------------------------
                                               AUTOMOBILES & COMPONENTS -- 3.6%
                                               Auto Parts & Equipment -- 2.4%
    748,073          3.01           BB-/B1     Allison Transmission, Inc., Term Loan,
                                               8/7/14                                       $   673,132
     15,787          5.10            CC/Ca     Cooper-Standard Automotive, Inc.,
                                               Canadian Term Loan, 12/23/10                      14,485
     17,135          7.00            CC/Ca     Cooper-Standard Automotive, Inc., Multi-
                                               Currency Loan, 12/23/10                           15,721
     13,493          7.00            CC/Ca     Cooper-Standard Automotive, Inc.,
                                               Tranche A Term Loan, 12/23/10                     12,380
     41,142          7.00            CC/Ca     Cooper-Standard Automotive, Inc.,
                                               Tranche B Term Loan, 12/23/11                     37,748
    102,772          7.00            CC/Ca     Cooper-Standard Automotive, Inc.,
                                               Tranche C Term Loan, 12/23/11                     94,293
    114,242          7.00            CC/Ca     Cooper-Standard Automotive, Inc.,
                                               Tranche D Term Loan, 12/23/11                    104,817
     56,696          7.00            CC/Ca     Cooper-Standard Automotive, Inc.,
                                               Tranche E Term Loan, 12/23/11                     52,019
     37,699          7.00            CC/Ca     Cooper-Standard Automotive, Inc., U.S.
                                               Revolving Term Loan, 12/23/10                     34,589
    248,486          5.00            B+/B2     Lear Corp., Term Loan, 4/25/12                   239,789
                                                                                            -----------
                                                                                            $ 1,278,973
-------------------------------------------------------------------------------------------------------
                                               Automobile Manufacturers -- 0.9%
    498,087          3.29        CCC-/Caa1     Ford Motor Co., Term Loan, 12/15/13          $   445,165
-------------------------------------------------------------------------------------------------------
                                               Tires & Rubber -- 0.3%
    175,000          2.34           BB/Ba1     Goodyear Tire & Rubber Co., 2nd Lien
                                               Term Loan, 4/30/14                           $   160,437
                                                                                            -----------
                                               Total Automobiles & Components               $ 1,884,575
-------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                     Pioneer Floating Rate Fund | Annual Report | 10/31/09    21

               Floating       S&P/Moody's
Principal      Rate (b)       Ratings
Amount         (unaudited)    (unaudited)                                                   Value
                                               CONSUMER DURABLES & APPAREL -- 1.4%
                                               Apparel, Accessories & Luxury Goods -- 1.0%
$   548,400          5.03           BB/Ba3     Hanesbrands, Inc., Term B Loan, 9/5/13      $   551,631
------------------------------------------------------------------------------------------------------
                                               Housewares & Specialties -- 0.4%
    189,351          2.78          BB-/Ba3     Jarden Corp., Term B3 Loan, 1/24/12         $   185,936
                                                                                           -----------
                                               Total Consumer Durables & Apparel           $   737,567
------------------------------------------------------------------------------------------------------
                                               CONSUMER SERVICES -- 4.9%
                                               Casinos & Gaming -- 2.1%
    166,667          6.00           CCC/B3     Fontainebleau Las Vegas, Delayed Draw
                                               Term Loan, 6/6/14                           $    48,333
    333,333          6.00            NA/NA     Fontainebleau Las Vegas, Initial Term
                                               Loan, 6/6/14                                     96,667
     82,917          2.79          BB-/Ba3     Gateway Casinos & Entertainment,
                                               Delayed Draw Term Loan, 9/30/14                  68,717
    409,375          2.79          BB-/Ba3     Gateway Casinos & Entertainment, Term
                                               Advance Loan, 9/30/14                           339,270
    125,000          9.50          B-/Caa1     Harrah's Operating Co., Inc., Term B4
                                               Loan, 10/31/16                                  122,465
    476,723          2.01         BBB-/Ba2     Penn National Gaming, Inc., Term B Loan,
                                               10/3/12                                         462,049
                                                                                           -----------
                                                                                           $ 1,137,501
------------------------------------------------------------------------------------------------------
                                               Education Services -- 0.7%
    358,000          7.50          BB-/Ba3     Bright Horizons Family Solutions, Inc.,
                                               Tranche B Term Loan, 5/28/15                $   358,224
------------------------------------------------------------------------------------------------------
                                               Hotels, Resorts & Cruise Lines -- 0.3%
    165,585         10.50           BB/Ba2     Travelport LLC, Incremental Term Loan,
                                               8/23/13                                     $   168,345
------------------------------------------------------------------------------------------------------
                                               Leisure Facilities -- 0.5%
    250,000          0.00           B+/Ba2     Universal City Development, Term Loan,
                                               10/29/14                                    $   248,750
------------------------------------------------------------------------------------------------------
                                               Specialized Consumer Services -- 1.3%
    250,000          2.50           BB/Ba1     Adesa, Inc., Initial Term Loan, 10/21/13    $   240,000
    446,622          7.00            B+/B1     Web Service Center, Term Loan, 8/28/14          444,389
                                                                                           -----------
                                                                                           $   684,389
                                                                                           -----------
                                               Total Consumer Services                     $ 2,597,209
------------------------------------------------------------------------------------------------------
                                               MEDIA -- 7.7%
                                               Advertising -- 0.3%
    180,000          0.00           BB/Ba1     Lamar Media Corp., Series B Loan,
                                               9/28/12                                     $   178,650
------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

22    Pioneer Floating Rate Fund | Annual Report | 10/31/09

               Floating       S&P/Moody's
Principal      Rate (b)       Ratings
Amount         (unaudited)    (unaudited)                                                     Value
                                               Broadcasting -- 1.8%
$   248,750          5.25          NR/Baa3     Discovery Communications Holding LLC,
                                               Term C Loan, 5/14/14                          $   252,792
    134,010          7.25            BB/B1     FoxCo Acquisition Sub LLC, Term Loan,
                                               7/14/15                                           122,452
    300,000          2.29           B+/Ba3     Insight Media Holdings, Term B Loan,
                                               4/7/14                                            285,911
    325,000          2.53          B-/Baa2     Univision Communication, Inc., Initial Term
                                               Loan, 9/29/14                                     262,786
                                                                                             -----------
                                                                                             $   923,941
--------------------------------------------------------------------------------------------------------
                                               Cable & Satellite -- 3.7%
    248,724          2.24            B+/B1     Cequel Communications LLC, Term Loan,
                                               11/5/13                                       $   238,154
    491,250          6.25            B+/B1     Charter Communications, Inc., New Term
                                               Loan, 3/5/14                                      447,915
    481,592          2.49            B/Ba3     Knology, Inc., Term Loan, 6/30/12                 468,951
    296,250          6.50          BB-/Ba3     MCC Iowa LLC, Tranche E Term Loan,
                                               1/3/16                                            298,194
    497,500          2.76            B-/B2     WideOpenWest LLC, 1st Lien Term Loan,
                                               6/30/14                                           464,333
                                                                                             -----------
                                                                                             $ 1,917,547
--------------------------------------------------------------------------------------------------------
                                               Movies & Entertainment -- 1.5%
    295,396          1.74          BB-/Ba2     AMC Entertainment, Inc., Term Loan,
                                               1/28/13                                       $   279,704
    569,485          2.29            B+/B1     LodgeNet Entertainment Corp., Closing
                                               Date Loan, 4/4/14                                 522,977
                                                                                             -----------
                                                                                             $   802,681
--------------------------------------------------------------------------------------------------------
                                               Publishing -- 0.4%
    260,905          6.75          BB-/Ba1     RH Donnelley, Inc., Tranche D1 Term Loan,
                                               6/30/11                                       $   228,510
                                                                                             -----------
                                               Total Media                                   $ 4,051,329
--------------------------------------------------------------------------------------------------------
                                               RETAILING -- 3.0%
                                               Catalog Retail -- 0.5%
    250,000          3.75         BBB-/Ba2     QVC, Inc., Tranche 2W Term Loan,
                                               10/4/11                                       $   249,844
--------------------------------------------------------------------------------------------------------
                                               General Merchandise Stores -- 0.4%
    249,375          3.01          CCC+/B1     Dollar General Corp., Tranche B1 Term
                                               Loan, 7/7/14                                  $   238,949
--------------------------------------------------------------------------------------------------------
                                               Internet Retail -- 0.3%
    166,000          3.55         BBB-/Ba1     Ticketmaster Corp., Term B Loan, 7/25/14      $   163,510
--------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                     Pioneer Floating Rate Fund | Annual Report | 10/31/09    23

               Floating       S&P/Moody's
Principal      Rate (b)       Ratings
Amount         (unaudited)    (unaudited)                                                   Value
                                               Specialty Stores -- 1.8%
$   661,413          2.54           BB-/B2     Sally Holdings LLC, Term B Loan,
                                               11/16/13                                    $   631,546
    300,000          4.50             B/B1     Toys R Us, Inc., Tranche B Term Loan,
                                               7/19/12                                         292,125
                                                                                           -----------
                                                                                           $   923,671
                                                                                           -----------
                                               Total Retailing                             $ 1,575,974
------------------------------------------------------------------------------------------------------
                                               FOOD & DRUG RETAILING -- 0.8%
                                               Drug Retail -- 0.8%
     99,000          6.00           B+/Ba3     Rite Aid Corp., Tranche 3 Term Loan,
                                               6/4/14                                      $    93,060
    300,000          9.50            NR/B3     Rite Aid Corp., Tranche 4 Term Loan,
                                               6/10/15                                         311,000
                                                                                           -----------
                                                                                           $   404,060
                                                                                           -----------
                                               Total Food & Drug Retailing                 $   404,060
------------------------------------------------------------------------------------------------------
                                               FOOD, BEVERAGE & TOBACCO -- 2.8%
                                               Distillers & Vintners -- 0.7%
    400,000          1.75          BB-/Ba3     Constellation Brands, Inc., New Tranche B
                                               Term Loan, 6/5/13                           $   385,667
------------------------------------------------------------------------------------------------------
                                               Packaged Foods & Meats -- 2.1%
    294,710          1.66            BB/B1     Dean Foods Co., Tranche B Term Loan,
                                               4/2/14                                      $   276,107
     55,203          7.78           B+/Ba3     Dole Food Co., Inc., Credit-Linked Loan,
                                               4/12/13                                          55,859
     65,739          8.00           B+/Ba3     Dole Food Co., Inc., Tranche B Term Loan,
                                               4/12/13                                          66,519
    219,331          8.00           B+/Ba3     Solvest, Ltd., Tranche C Term Loan,
                                               4/12/13                                         221,935
    350,000          2.81            B-/B1     Sturm Foods, Inc., Initial Term Loan,
                                               1/31/14                                         326,083
    144,375          6.50            A+/A1     William Wrigley Jr. Co., Tranche B Term
                                               Loan, 9/30/14                                   146,442
                                                                                           -----------
                                                                                           $ 1,092,945
                                                                                           -----------
                                               Total Food, Beverage & Tobacco              $ 1,478,612
------------------------------------------------------------------------------------------------------
                                               HOUSEHOLD & PERSONAL PRODUCTS -- 3.1%
                                               Household Products -- 3.1%
    579,965          1.75            BB/B1     Central Garden and Pet Co., Tranche B
                                               Term Loan, 9/30/12                          $   551,933
    474,698          8.00          CCC+/B2     Spectrum Brands, Inc., Dollar Term B
                                               Loan, 3/30/13                                   465,441
     24,414          5.65          CCC+/B2     Spectrum Brands, Inc., Letter of Credit
                                               Loan, 3/30/13                                    23,938

The accompanying notes are an integral part of these financial statements.

24    Pioneer Floating Rate Fund | Annual Report | 10/31/09

               Floating       S&P/Moody's
Principal      Rate (b)       Ratings
Amount         (unaudited)    (unaudited)                                                  Value
                                               Household Products -- (continued)
$   198,000          7.32          BB-/Ba3     SRAM LLC, Term Loan, 9/30/14               $   197,010
    400,893          2.25          BB-/Ba3     Yankee Candle Co., Term Loan, 2/6/14           375,336
                                                                                          -----------
                                                                                          $ 1,613,658
                                                                                          -----------
                                               Total Household & Personal Products        $ 1,613,658
-----------------------------------------------------------------------------------------------------
                                               HEALTH CARE EQUIPMENT & SERVICES -- 8.3%
                                               Health Care Equipment -- 0.1%
     34,748          6.75        BBB-/Baa2     Fresenius SE, Tranche B2 Term Loan,
                                               9/10/14                                    $    35,132
-----------------------------------------------------------------------------------------------------
                                               Health Care Facilities -- 5.2%
     22,729          2.49           BB/Ba3     CHS/Community Health Systems, Inc.,
                                               Delayed Draw Term Loan, 7/25/14            $    21,224
    493,099          2.61           BB/Ba3     CHS/Community Health Systems, Inc.,
                                               Funded Term Loan, 7/25/14                      460,462
    244,264          2.25            B+/B3     Hanger Orthopedic Group, Inc., Tranche B
                                               Term Loan, 5/26/13                             232,356
    335,222          2.53           B+/Ba2     HCA, Inc., Tranche B1 Term Loan,
                                               11/18/13                                       312,850
    166,701                         BB-/B3     Healthsouth Corp., Tranche 2 Term Loan,
                                               3/15/14                                        161,596
    488,531          2.02          BB-/Ba3     Psychiatric Solutions, Inc., Term Loan,
                                               7/2/12                                         467,768
     80,460          2.28            B+/B1     Sun Health Care, Synthetic LC Loan,
                                               4/19/14                                         76,135
    383,136          2.52            B+/B1     Sun Health Care, Term Loan, 4/19/14            362,542
    348,207          3.24             B/B2     Triumph Healthcare LLC, 1st Lien Term
                                               Loan, 7/28/13                                  324,703
     54,656          2.25            B/Ba3     United Surgical Partners International,
                                               Delayed Draw Term Loan, 4/19/14                 51,149
    284,691          2.27            B/Ba3     United Surgical Partners International,
                                               Tranche B Term Loan, 4/21/14                   266,424
                                                                                          -----------
                                                                                          $ 2,737,209
-----------------------------------------------------------------------------------------------------
                                               Health Care Services -- 1.0%
    294,849          2.49          BB-/Ba3     Catalent Pharma Solutions, Inc., Dollar
                                               Term Loan, 4/10/14                         $   257,108
     64,502          6.75        BBB-/Baa2     Fresenius SE, Tranche B1 Term Loan,
                                               9/10/14                                         65,214
    202,542          2.55           BB-/B3     Healthsouth Corp., Tranche 1 Term Loan,
                                               3/10/13                                        193,427
                                                                                          -----------
                                                                                          $   515,749
-----------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                     Pioneer Floating Rate Fund | Annual Report | 10/31/09    25

               Floating       S&P/Moody's
Principal      Rate (b)       Ratings
Amount         (unaudited)    (unaudited)                                                   Value
                                               Health Care Supplies -- 2.0%
$   157,230          3.53           BB-/B1     Bausch & Lomb, Inc., Parent Term Loan,
                                               4/24/15                                     $   150,231
     38,182          3.52           BB-/B1     Bausch & Lomb, Inc., Delayed Draw Term
                                               Loan, 4/24/15                                    36,482
    438,223          3.28           BB-/B1     Biomet, Inc., Dollar Term Loan, 3/25/15         421,926
    488,750          2.26            B+/B2     IM US Holdings LLC, 1st Lien Term Loan,
                                               6/26/14                                         463,091
                                                                                           -----------
                                                                                           $ 1,071,730
                                                                                           -----------
                                               Total Health Care Equipment & Services      $ 4,359,820
------------------------------------------------------------------------------------------------------
                                               PHARMACEUTICALS & BIOTECHNOLOGY -- 1.4%
                                               Biotechnology -- 0.7%
    132,203          0.00           BB+/B1     Warner Chilcott Corp., Term A Loan,
                                               10/30/14                                    $   132,627
     66,102          0.00           BB+/B1     Warner Chilcott Corp., Term B1 Loan,
                                               4/30/15                                          66,313
    145,424          0.00           BB+/B1     Warner Chilcott Corp., Term B2 Loan,
                                               4/30/15                                         146,110
                                                                                           -----------
                                                                                           $   345,050
------------------------------------------------------------------------------------------------------
                                               Life Sciences Tools & Services -- 0.2%
    118,875          5.25        BBB-/Baa3     Life Technologies Corp., Term B Facility
                                               Loan, 11/23/15                              $   119,717
------------------------------------------------------------------------------------------------------
                                               Pharmaceuticals -- 0.5%
    242,500          3.55           BB/Ba3     Mylan Laboratories, U.S. Tranche B Term
                                               Loan, 10/2/14                               $   236,438
                                                                                           -----------
                                               Total Pharmaceuticals & Biotechnology       $   701,205
------------------------------------------------------------------------------------------------------
                                               DIVERSIFIED FINANCIALS -- 2.0%
                                               Consumer Finance -- 0.5%
    169,615          3.04           BB-/B2     Dollar Financial Corp., Canadian Term
                                               Loan, 10/30/12                              $   161,347
    103,531          3.04           BB-/B2     Dollar Financial Corp., Delayed Draw Term
                                               Loan, 10/30/12                                   98,484
                                                                                           -----------
                                                                                           $   259,831
------------------------------------------------------------------------------------------------------
                                               Diversified Financial Services -- 0.2%
    108,832          2.23           BB/Ba1     Metavante Corp., Term Loan, 11/3/14         $   108,741
------------------------------------------------------------------------------------------------------
                                               Investment Banking & Brokerage -- 0.5%
    294,750          2.87         BBB-/Ba2     Morgan Stanley, Term B Loan, 11/20/14       $   290,697
------------------------------------------------------------------------------------------------------
                                               Specialized Finance -- 0.8%
    456,021          7.50           B+/Ba3     Collect Acquisition Corp., Term B Advance
                                               Loan, 5/15/13                               $   442,055
                                                                                           -----------
                                               Total Diversified Financials                $ 1,101,324
------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

26    Pioneer Floating Rate Fund | Annual Report | 10/31/09

               Floating       S&P/Moody's
Principal      Rate (b)       Ratings
Amount         (unaudited)    (unaudited)                                                   Value
                                               INSURANCE -- 3.2%
                                               Insurance Brokers -- 2.4%
$   245,000          3.28            B-/B3     Alliant Holdings I, Inc., Term Loan,
                                               8/21/14                                     $   228,463
     89,753          2.74             B/B3     HUB International Holdings, Inc., Delayed
                                               Draw Term Loan, 6/13/14                          79,169
    100,000          0.00             B/B2     HUB International Holdings, Inc.,
                                               Incremental Term Loan, 6/13/14                   99,125
    399,306          2.74             B/B3     HUB International Holdings, Inc., Initial
                                               Term Loan, 6/13/14                              352,217
    588,495          3.04             B/B2     USI Holdings Corp., Tranche B Term Loan,
                                               5/5/14                                          512,481
                                                                                           -----------
                                                                                           $ 1,271,455
------------------------------------------------------------------------------------------------------
                                               Multi-Line Insurance -- 0.8%
    488,750          2.84            B-/B2     AmWINS Group, Inc., Initial Term Loan,
                                               6/8/13                                      $   399,553
                                                                                           -----------
                                               Total Insurance                             $ 1,671,008
------------------------------------------------------------------------------------------------------
                                               SOFTWARE & SERVICES -- 7.2%
                                               Application Software -- 1.6%
    495,841          2.25            B/Ba3     Nuance Communications, Inc., Term Loan,
                                               3/29/13                                     $   475,542
    375,000          2.32             B/B1     Serena Software, Inc., Term Loan,
                                               3/11/13                                         347,344
                                                                                           -----------
                                                                                           $   822,886
------------------------------------------------------------------------------------------------------
                                               Data Processing & Outsourced Services -- 1.4%
     44,628          4.47          BB+/Ba1     Fidelity National Information, Tranche C
                                               Term Loan, 1/18/12                          $    44,573
    497,462          3.04           B+/Ba3     First Data Corp., Initial Tranche B2 Term
                                               Loan, 9/24/14                                   427,783
    299,242          2.74         BBB/Baa3     Lender Processing Services, Inc., Term B
                                               Loan, 7/1/14                                    297,559
                                                                                           -----------
                                                                                           $   769,915
------------------------------------------------------------------------------------------------------
                                               IT Consulting & Other Services -- 2.2%
    380,888          2.31            B+/B1     Activant Solutions, Inc., Term Loan,
                                               5/2/13                                      $   355,178
     28,436          2.76            BB/B1     Keane International, Inc., Synthetic LC
                                               Loan, 6/4/13                                     25,664
    370,616          2.63            BB/B1     Keane International, Inc., Closing Date
                                               Loan, 6/4/13                                    334,481
    486,250          1.99           BB/Ba3     Sungard Data Systems, Inc., Tranche A
                                               U.S. Term Loan, 2/28/14                         457,835
                                                                                           -----------
                                                                                           $ 1,173,158
------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                     Pioneer Floating Rate Fund | Annual Report | 10/31/09    27

               Floating       S&P/Moody's
Principal      Rate (b)       Ratings
Amount         (unaudited)    (unaudited)                                                   Value
                                               Systems Software -- 2.0%
$   250,000          8.50           BB-/B1     Allen Systems Group, Inc., 1st Lien Term
                                               Loan, 10/19/13                              $   249,896
    482,341          2.65           BB/Ba3     Vangent, Inc., Term Loan, 2/14/13               458,224
    332,823          6.00           B+/Ba2     Macrovision Solutions Corp., Term Loan,
                                               5/2/13                                          334,487
                                                                                           -----------
                                                                                           $ 1,042,607
                                                                                           -----------
                                               Total Software & Services                   $ 3,808,566
------------------------------------------------------------------------------------------------------
                                               TECHNOLOGY HARDWARE & EQUIPMENT -- 4.0%
                                               Communications Equipment -- 0.6%
    312,211          2.78           BB/Ba2     Commscope, Inc., Term B Loan,
                                               12/26/14                                    $   302,688
------------------------------------------------------------------------------------------------------
                                               Electronic Components -- 0.6%
      9,094          2.51          BB-/Ba2     Flextronics Semiconductor, Inc., A1B
                                               Delayed Draw Term Loan, 10/1/14             $     8,438
    289,387          2.49          BB-/Ba2     Flextronics Semiconductor, Inc., A3
                                               Delayed Draw Term Loan, 10/1/14                 269,130
     31,071          2.52          BB-/Ba2     Flextronics Semiconductor, Inc., Closing
                                               Date Loan, 10/1/14                               28,829
                                                                                           -----------
                                                                                           $   306,397
------------------------------------------------------------------------------------------------------
                                               Electronic Equipment & Instruments -- 1.8%
    256,667          3.64           BB/Ba2     Huawei-3Com Co., Ltd., Tranche B Term
                                               Loan, 9/28/12                               $   245,117
    383,889          4.00            B+/B1     Itron, Inc., Dollar Term Loan, 4/18/14          382,687
     96,009          7.25          BB-/Ba3     L-1 Identity Solutions Operating Co.,
                                               Tranche B2 Term Loan, 8/5/13                     96,729
    237,269          4.49             B/B3     Scitor Corp., Term Loan, 9/26/14                209,983
                                                                                           -----------
                                                                                           $   934,516
------------------------------------------------------------------------------------------------------
                                               Electronic Manufacturing Services -- 1.0%
    531,672          5.25           BB+/B1     Baldor Electric Co., Term Loan, 1/31/14     $   531,290
                                                                                           -----------
                                               Total Technology Hardware & Equipment       $ 2,074,891
------------------------------------------------------------------------------------------------------
                                               SEMICONDUCTORS -- 0.7%
                                               Semiconductor Equipment -- 0.7%
    476,780          2.00            BB/NR     Freescale Semiconductor, Inc., Term Loan,
                                               11/29/13                                    $   388,708
                                                                                           -----------
                                               Total Semiconductors                        $   388,708
------------------------------------------------------------------------------------------------------
                                               TELECOMMUNICATION SERVICES -- 4.2%
                                               Alternative Carriers -- 0.5%
    300,259          2.74           B-/Ba3     Paetec Holding Corp., Replacement Term
                                               Loan, 2/28/13                               $   285,622
------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

28    Pioneer Floating Rate Fund | Annual Report | 10/31/09

               Floating       S&P/Moody's
Principal      Rate (b)       Ratings
Amount         (unaudited)    (unaudited)                                                     Value
                                               Integrated Telecommunication Services -- 2.6%
$    41,137          3.25            B+/B2     Telesat Canada, Inc., U.S. Term Loan I,
                                               10/31/14                                      $    39,575
    478,949          3.25            B+/B2     Telesat Canada, Inc., U.S. Term Loan II,
                                               10/31/14                                          460,763
    397,959          2.62           BB-/B1     West Corp., Term B2 Loan, 10/24/13                366,321
    125,000          3.93          BB-/Ba1     Wind Telecomunicazioni S.p.A., B2 Term
                                               Loan, 5/27/13                                     120,052
    125,000          4.93          BB-/Ba1     Wind Telecomunicazioni S.p.A., C2 Term
                                               Loan, 5/26/14                                     120,052
    297,716          3.04         BBB/Baa3     Windstream Corp., Tranche B2 Term Loan,
                                               12/17/15                                          289,064
                                                                                             -----------
                                                                                             $ 1,395,827
--------------------------------------------------------------------------------------------------------
                                               Wireless Telecommunication Services -- 1.1%
    135,682          2.24          BB-/Ba2     Centennial Cellular, New Term Loan,
                                               2/10/11                                       $   135,116
    244,333          2.66           B+/Ba3     MetroPCS Wireless, Inc., Tranche B Term
                                               Loan, 11/3/13                                     230,169
    234,848          2.78          BB-/Ba2     Stratos Global Corp., Term B Facility Loan,
                                               2/13/12                                           231,326
                                                                                             -----------
                                                                                             $   596,611
                                                                                             -----------
                                               Total Telecommunication Services              $ 2,278,060
--------------------------------------------------------------------------------------------------------
                                               UTILITIES -- 2.3%
                                               Electric Utilities -- 0.7%
    494,364          3.74           B+/Ba3     Texas Competitive Electric Holdings Co.
                                               LLC, Initial Tranche B2 Term Loan,
                                               10/10/14                                      $   384,291
--------------------------------------------------------------------------------------------------------
                                               Independent Power Producer & Energy Traders -- 1.6%
    535,116          3.17            B+/B2     Calpine Corp., 1st Priority Term Loan,
                                               3/29/14                                       $   493,393
     91,980          2.60            B+/B2     Mach Gen LLC, Synthetic LC Loan,
                                               2/22/13                                            85,848
    163,794          2.02           B+/Ba1     NRG Energy, Inc., Term Loan, 2/1/13               154,512
     88,122          2.03           B+/Ba1     NRG Energy, Inc., Credit Linked Term Loan,
                                               2/1/13                                             83,129
                                                                                             -----------
                                                                                             $   816,882
                                                                                             -----------
                                               Total Utilities                               $ 1,201,173
--------------------------------------------------------------------------------------------------------
                                               TOTAL SENIOR FLOATING RATE LOAN
                                               INTERESTS
                                               (Cost $44,719,321)                            $43,876,220
--------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                     Pioneer Floating Rate Fund | Annual Report | 10/31/09    29

             Floating       S&P/Moody's
Principal    Rate (b)       Ratings
Amount       (unaudited)    (unaudited)                                     Value
                                             TOTAL INVESTMENT IN SECURITIES -- 93.9%
                                             (Cost $50,192,417)(a)         $49,475,725
--------------------------------------------------------------------------------------
                                             OTHER ASSETS
                                             AND LIABILITIES -- 6.1%       $ 3,186,567
--------------------------------------------------------------------------------------
                                             TOTAL NET ASSETS -- 100.0%    $52,662,292
======================================================================================

NR   Security not rated by S&P or Moody's.


*   Non-income producing security.


(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At October 31, 2009, the value of these securities amounted to $1,208,836 or 2.3% of total net assets.


** Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.


(a) At October 31, 2009, the net unrealized loss on investments based on cost for federal income tax purposes of $50,246,331 was as follows:



       Aggregate gross unrealized gain for all investments in which there is an
         excess of value over tax cost                                             $ 1,480,143
       Aggregate gross unrealized loss for all investments in which there is an
         excess of tax cost over value                                             (2,250,749)
                                                                                   -----------
       Net unrealized loss                                                         $ (770,606)
                                                                                   ===========

(b) Debt obligation with a variable interest rate. Rate shown is rate at end of period.


Purchases and sales of securities (excluding temporary cash investments) for the year ended October 31, 2009 aggregated $23,075,621 and $7,941,152, respectively.


Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.


Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.


  Level 1 -- quoted prices in active markets for identical securities
  Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)


The accompanying notes are an integral part of these financial statements.

30    Pioneer Floating Rate Fund | Annual Report | 10/31/09

The following is a summary of the inputs used as of October 31, 2009, in valuing the Fund's assets:



                                           Level 1       Level 2         Level 3       Total
 Preferred Stock                           $84,133     $        --         $--       $    84,133
 Common Stock                                   --         196,568          --           196,568
 Collateralized Mortgage Obligations            --         248,125          --           248,125
 Corporate Bonds                                --       5,070,679          --         5,070,679
 Senior Floating Rate Loan Interests            --      43,876,220          --        43,876,220
------------------------------------------------------------------------------------------------
 Total                                     $84,133     $49,391,592         $--       $49,475,725
================================================================================================


The accompanying notes are an integral part of these financial statements.

                     Pioneer Floating Rate Fund | Annual Report | 10/31/09    31

Statement of Assets and Liabilities | 10/31/09


ASSETS:
  Investment in securities, at value (cost $50,192,417)     $49,475,725
  Cash                                                        4,505,933
  Receivables --
   Investment securities sold                                    86,943
   Fund shares sold                                             285,380
   Interest                                                     237,025
   Due from Pioneer Investment Management, Inc.                  31,886
  Unrealized appreciation on unfunded corporate loans               477
  Other                                                          19,469
-----------------------------------------------------------------------
     Total assets                                           $54,642,838
-----------------------------------------------------------------------
IABILITIES:
  Payables --
   Investment securities purchased                          $ 1,712.069
   Fund shares repurchased                                       27,211
   Dividends                                                    154,251
  Due to affiliates                                               8,413
  Accrued expenses                                               78,602
-----------------------------------------------------------------------
     Total liabilities                                      $ 1,980,546
-----------------------------------------------------------------------
NET ASSETS:
  Paid-in capital                                           $55,363,339
  Undistributed net investment income                            36,508
  Accumulated net realized loss on investments               (2,021,340)
  Net unrealized loss on investments                           (716,215)
-----------------------------------------------------------------------
     Total net assets                                       $52,662,292
=======================================================================
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $27,333,499/4,154,727 shares)           $     6.58
  Class C (based on $13,219,434/2,007,983 shares)           $     6.58
  Class Y (based on $12,109,359/1,837,069 shares)           $     6.59
MAXIMUM OFFERING PRICE:
  Class A ($6.58 [divided by] 95.5%)                        $     6.89
=======================================================================

The accompanying notes are an integral part of these financial statements.

32    Pioneer Floating Rate Fund | Annual Report | 10/31/09

Statement of Operations

For the Year Ended 10/31/09



INVESTMENT INCOME:
  Dividends                                                    $    7,250
  Interest                                                      2,363,854
-------------------------------------------------------------------------------------------
     Total investment income                                                     $2,371,104
-------------------------------------------------------------------------------------------
EXPENSES:
  Management fees                                              $  218,293
  Transfer agent fees and expenses
   Class A                                                         13,247
   Class C                                                          3,866
   Class Y                                                            524
  Distribution fees
   Class A                                                         40,092
   Class C                                                         98,636
  Shareholder communications expense                                9,334
  Administrative reimbursements                                    15,246
  Custodian fees                                                   23,421
  Registration fees                                                55,670
  Professional fees                                                66,507
  Printing expense                                                 41,924
  Fees and expenses of nonaffiliated trustees                       7,800
  Miscellaneous                                                    15,579
-------------------------------------------------------------------------------------------
     Total expenses                                                              $ 610,139
     Less management fees waived and expenses reimbursed by
       Pioneer Investment Management, Inc.                                        (122,090)
     Less fees paid indirectly                                                          (6)
-------------------------------------------------------------------------------------------
     Net expenses                                                                $ 488,043
-------------------------------------------------------------------------------------------
       Net investment income                                                     $1,883,061
-------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized loss on investments:                                              $(929,610)
-------------------------------------------------------------------------------------------
  Change in net unrealized gain on:
   Investments                                                 $7,218,984
   Unfunded corporate loans                                       104,177        $7,323,161
-------------------------------------------------------------------------------------------
  Net gain on investments                                                        $6,393,551
-------------------------------------------------------------------------------------------
  Net increase in net assets resulting from operations                           $8,276,612
===========================================================================================

The accompanying notes are an integral part of these financial statements.

                     Pioneer Floating Rate Fund | Annual Report | 10/31/09    33

Statements of Changes in Net Assets

For the Years Ended 10/31/09 and 10/31/08



                                                           Year Ended         Year Ended
                                                           10/31/09           10/31/08
FROM OPERATIONS:
Net investment income                                      $ 1,883,061        $ 1,807,479
Net realized loss on investments                              (929,610)          (881,728)
Change in net unrealized gain (loss) on investments          7,323,161         (7,120,952)
-----------------------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                            $ 8,276,612        $(6,195,201)
-----------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
   Class A ($0.33 and $0.43 per share, respectively)       $  (863,290)       $  (665,476)
   Class C ($0.28 and $0.37 per share, respectively)          (466,403)          (578,010)
   Class Y ($0.33 and $0.43 per share, respectively)          (596,840)          (701,747)
-----------------------------------------------------------------------------------------
     Total distributions to shareowners                    $(1,926,533)       $(1,945,233)
-----------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                           $28,920,524        $ 5,440,990
Reinvestment of distributions                                  997,101          1,867,710
Cost of shares repurchased                                 (12,266,283)        (2,412,177)
-----------------------------------------------------------------------------------------
   Net increase in net assets resulting from
     Fund share transactions                               $17,651,342        $ 4,896,523
-----------------------------------------------------------------------------------------
   Net increase (decrease) in net assets                   $24,001,421        $(3,243,911)
NET ASSETS:
Beginning of year                                           28,660,871         31,904,782
-----------------------------------------------------------------------------------------
End of year                                                $52,662,292        $28,660,871
-----------------------------------------------------------------------------------------
Undistributed net investment income                        $    36,508        $    28,128
-----------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

34    Pioneer Floating Rate Fund | Annual Report | 10/31/09

                                   '09 Shares        '09 Amount        '08 Shares      '08 Amount
Class A
Shares sold                           3,599,114     $21,686,238           194,199     $1,355,168
Reinvestment of distributions            92,549         542,487            93,806        631,994
Less shares repurchased              (1,156,580)     (7,123,551)         (205,898)    (1,421,412)
------------------------------------------------------------------------------------------------
   Net increase                       2,535,083     $15,105,174            82,107     $  565,750
================================================================================================
Class C
Shares sold                             664,751     $ 4,057,324           158,311     $1,096,540
Reinvestment of distributions            39,535         213,648            80,117        540,519
Less shares repurchased                (301,385)     (1,701,294)         (136,741)      (907,064)
------------------------------------------------------------------------------------------------
   Net increase                         402,901     $ 2,569,678           101,687     $  729,995
================================================================================================
Class Y
Shares sold                             544,860     $ 3,176,962           437,092     $2,989,282
Reinvestment of distributions            45,813         240,966           103,477        695,197
Less shares repurchased                (614,827)     (3,441,438)          (13,249)       (83,701)
------------------------------------------------------------------------------------------------
   Net increase (decrease)              (24,154)    $   (23,510)          527,320     $3,600,778
================================================================================================

The accompanying notes are an integral part of these financial statements.

                     Pioneer Floating Rate Fund | Annual Report | 10/31/09    35

Financial Highlights


                                                               Year          Year           2/14/07 (a)
                                                               Ended         Ended               to
                                                               10/31/09      10/31/08        10/31/07
 Class A
 Net asset value, beginning of period                            $  5.64        $  7.29         $  7.50
-----------------------------------------------------------------------------------------------------------
 Increase (decrease) from investment operations:
  Net investment income                                          $  0.32        $  0.40         $  0.32
  Net realized and unrealized income (loss) on
    investments                                                     0.95           1.62)           (0.23)
-----------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      investment operations                                      $  1.27        $ (1.22)        $  0.09
 Distributions to shareowners:
  Net investment income                                            (0.33)        ( 0.43)          (0.30)
-----------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                  $ 6.58        $   5.64         $  7.29
===========================================================================================================
 Total return*                                                     23.50%        (17.57)%          1.21%(b)
 Ratio of net expenses to average net assets+                       1.10%          1.10%           1.10%**
 Ratio of net investment income to average net assets+              5.26%          5.85%           6.31%**
 Portfolio turnover rate                                              23%            30%             49%(b)
 Net assets, end of period (in thousands)                        $27,333       $  9,130        $  11,216
 Ratios with no waiver of fees and assumption of expenses
  by the Adviser and no reduction for fees paid indirectly:
  Net expenses                                                      1.58%          1.40%           1.47%**
  Net investment income                                             4.78%          5.55%           5.94%**
 Ratios with waiver of fees and assumption of expenses by
  the Adviser and reduction for fees paid indirectly:
  Net expenses                                                      1.10%          1.10%           1.10%**
  Net investment income                                             5.26%          5.85%           6.31%**
===========================================================================================================

(a) Class A shares were first publicly offered on February 14, 2007.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of the period and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
(b) Not annualized.
+   Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

36    Pioneer Floating Rate Fund | Annual Report | 10/31/09

                                                               Year          Year            2/14/07 (a)
                                                               Ended         Ended           to
                                                               10/31/09      10/31/08        10/31/07
 Class C
 Net asset value, beginning of period                            $  5.63        $  7.29         $  7.50
-----------------------------------------------------------------------------------------------------------
 Increase (decrease) from investment operations:
  Net investment income                                          $  0.27        $  0.34         $  0.28
  Net realized and unrealized income (loss) on
    investments                                                     0.96          (.63)           (0.23)
-----------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      investment operations                                      $  1.23        $ (1.29)        $  0.05
 Distributions to shareowners:
  Net investment income                                            (0.28)        (0.37)           (0.26)
-----------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                  $  6.58        $   5.63        $  7.29
===========================================================================================================
 Total return*                                                     22.63%        (18.46)%          0.70%(b)
 Ratio of net expenses to average net assets+                       2.00%          2.00%           2.00%**
 Ratio of net investment income to average net assets+              4.60%          4.96%           5.38%**
 Portfolio turnover rate                                              23%            30%             49%(b)
 Net assets, end of period (in thousands)                        $13,219        $ 9,040         $10,959
 Ratios with no waiver of fees and assumption of expenses
  by the Adviser and no reduction for fees paid indirectly:
  Net expenses                                                      2.29%          2.30%           2.32%**
  Net investment income                                             4.31%          4.66%           5.06%**
 Ratios with waiver of fees and assumption of expenses by
  the Adviser and reduction for fees paid indirectly:
  Net expenses                                                      2.00%          2.00%           2.00%**
  Net investment income                                             4.60%          4.96%           5.38%**
===========================================================================================================

(a) Class C shares were first publicly offered on February 14, 2007.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of the period and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
(b) Not annualized.
+   Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

                     Pioneer Floating Rate Fund | Annual Report | 10/31/09    37

                                                               Year          Year              2/14/07 (a)
                                                               Ended         Ended             to
                                                               10/31/09      10/31/08          10/31/07
 Class Y
 Net asset value, beginning of period                            $ 5.64        $   7.29         $  7.50
-----------------------------------------------------------------------------------------------------------
 Increase (decrease) from investment operations:
  Net investment income                                          $ 0.32        $   0.40         $  0.33
  Net realized and unrealized income (loss) on
    investments                                                    0.96           (1.62)          (0.24)
-----------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      investment operations                                      $ 1.28        $  (1.22)        $  0.09
 Distributions to shareowners:
  Net investment income                                           (0.33)          (0.43)          (0.30)
-----------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                  $ 6.59        $   5.64         $  7.29
===========================================================================================================
 Total return*                                                    23.70%         (17.53)%          1.24%(b)
 Ratio of net expenses to average net assets+                      1.09%           1.08%           1.11%**
 Ratio of net investment income to average net assets+             5.58%           5.82%           6.27%**
 Portfolio turnover rate                                             23%             30%             49%(b)
 Net assets, end of period (in thousands)                       $12,109        $ 10,491        $  9,730
 Ratios with no waiver of fees and assumption of expenses
  by the Adviser and no reduction for fees paid indirectly:
  Net expenses                                                     1.24%           1.27%           1.32%**
  Net investment income                                            5.43%           5.63%           6.06%**
 Ratios with waiver of fees and assumption of expenses by
  the Adviser and reduction for fees paid indirectly:
  Net expenses                                                     1.09%           1.08%           1.11%**
  Net investment income                                            5.58%           5.82%           6.27%**
===========================================================================================================

(a) Class Y shares were first publicly offered on February 14, 2007.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period.
**  Annualized.
(b) Not annualized.
+   Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

38    Pioneer Floating Rate Fund | Annual Report | 10/31/09

Notes to Financial Statements | 10/31/09

1. Organization and Significant Accounting Policies

Pioneer Floating Rate Fund (the Fund) is a series of Pioneer Series Trust VI, a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The investment objective of the Fund is to produce a high level of current income.

The Fund offers three classes of shares designated as Class A, Class C, and Class Y shares. Class A, Class C and Class Y shares were first publicly offered on February 14, 2007. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Fund invests in below investment grade debt securities. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. These securities involve greater risk of loss, are subject to greater price volatility, and are less liquid, especially during periods of economic uncertainty or change, than higher rated debt securities. The Fund's investments in foreign markets or countries with limited developing markets may also subject the Fund to a greater degree of risk than in a developed market. These risks include disruptive political or economic conditions and the possible imposition of adverse governmental laws or currency exchange restrictions. The Fund's prospectuses contain unaudited information regarding the Fund's principal risks. Please refer to those documents when considering the Fund's principal risks.


                     Pioneer Floating Rate Fund | Annual Report | 10/31/09    39

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting year. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:


A.Security Valuation

  Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
  (NYSE) is open, as of the close of regular trading on the NYSE. Senior floating rate loan interests (senior loans) are valued in accordance with guidelines established by the Board of Trustees at the mean between the last available bid and asked prices from one or more brokers or dealers as obtained from Loan Pricing Corporation. Senior loans for which no reliable price quotes are available will be valued by Loan Pricing Corporation through the use of pricing matrices to determine valuations. Fixed-income securities with remaining maturity of more than sixty days are valued at prices supplied by independent pricing services, which consider such factors as market prices, market events, quotations from one or more brokers, Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by values obtained from dealers and other sources, as required. Equity securities that have traded on an exchange are valued at the last sale price on the principal exchange where they are traded. Equity securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued using the mean between the last bid and asked prices. Securities or loans for which independent pricing services are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued using fair value methods pursuant to procedures adopted by the Board of Trustees.

  Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times.

  The Fund may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund's net asset value. Thus, the valuation of the Fund's securities may differ from exchange prices. At October 31, 2009, there were no securities that were valued using fair


40    Pioneer Floating Rate Fund | Annual Report | 10/31/09
  value methods (other than securities valued using prices supplied by independent pricing services). Short-term fixed income securities with remaining maturities of sixty days or less generally are valued at amortized cost.

  Principal amounts of mortgage-backed securities are adjusted for monthly paydowns. Premiums and discounts related to certain mortgage-backed securities are amortized or accreted in proportion to the monthly paydowns. All discounts and premiums on debt securities are accreted or amortized daily, respectively, on a yield-to-maturity basis into interest income with a corresponding increase or decrease in the cost basis of the security. Interest income is recorded on the accrual basis.

  Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence.

  Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.


B.Federal Income Taxes

  It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. Tax years for the prior three fiscal years are subject to examination by tax authorities.

  The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.

  At October 31, 2009, the Fund has reclassified $51,852 to increase undistributed net investment income and $51,852 to increase accumulated net realized loss on investments to reflect permanent book/tax differences. The reclassification has no impact on the net asset value of the Fund and is designed to present the Fund's capital accounts on a tax basis.

  At October 31, 2009 the Fund had a net capital loss carryforward of $2,007,156 of which the following amounts will expire between 2015 and 2017 if not utilized: $132,347 in 2015, $907,531 in 2016 and $967,278 in 2017.


                     Pioneer Floating Rate Fund | Annual Report | 10/31/09    41

  The tax character of distributions paid during the years ended October 31, 2009 and October 31, 2008 was as follows:



                                      2009             2008
   Distributions paid from:
   Ordinary income              $1,926,533       $1,945,233
-----------------------------------------------------------
      Total                     $1,926,533       $1,945,233
===========================================================

  The following shows the components of distributable earnings on a federal income tax basis at October 31, 2009:

                                                       2009
   Distributable earnings:
   Undistributed ordinary income               $    230,489
   Dividends payable                               (154,251)
   Capital loss carryforward                     (2,007,156)
   Unrealized depreciation                         (770,129)
-----------------------------------------------------------
      Total                                    $ (2,701,047)
===========================================================

  The difference between book-basis and tax-basis unrealized depreciation is attributable to the tax deferral of losses on wash sales, tax treatment of premium, interest on defaulted bonds, and adjustments relating to catastrophe bonds.


C.Fund Shares

  The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A (UniCredit), earned approximately $6,510 in underwriting commissions on the sale of Class A shares during the year ended October 31, 2009.


D.Class Allocations

  Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.

  Distribution fees are calculated based on the average daily net asset value attributable to Class A and Class C shares of the Fund, respectively (see
  Note 4). Class Y shares do not pay distribution fees. All expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).


42    Pioneer Floating Rate Fund | Annual Report | 10/31/09

  The Fund declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class C, and Class Y shares can reflect different transfer agent and distribution expense rates.


E.Repurchase Agreements

  With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest, is required to be equal to or in excess of the repurchase price. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian or a subcustodian of the Fund. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.


2.Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.60% of the Fund's average daily net assets up to $500 million and 0.55% of the excess of $500 million. For the year ended October 31, 2009, the effective management fee (excluding waivers and/or assumption of expenses) was equivalent to 0.60% of the Fund's average daily net assets.

PIM has contractually agreed to limit ordinary operating expenses to the extent required to reduce Fund expenses to 1.10% and 2.00% of the Fund's average daily net assets attributable to Class A shares and Class C shares, respectively. These expense limitations are in effect through March 1, 2012 for Class A shares and through March 1, 2011 for Class C shares. There can be no assurance that PIM will extend the expense limitation agreement for any class of shares beyond the date referred to above.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $1,816 in management fees, administrative costs and certain other reimbursements payable to PIM at October 31, 2009.


3.Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates.


                     Pioneer Floating Rate Fund | Annual Report | 10/31/09    43

In addition, the Fund reimburses PIMSS for out-of-pocket expenses incurred by PIMSS related to shareholder communications activities such as proxy and statement mailings, outgoing phone calls and omnibus relationship contracts. For the year ended October 31, 2009, such out of pocket expenses by class of shares were as follows:

Shareholder Communications:
 Class A                              $5,760
 Class C                               2,550
 Class Y                               1,024
--------------------------------------------
    Total                             $9,334
============================================

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $5,501 in transfer agent fees and out-of-pocket reimbursements payable to PIMSS at October 31, 2009.


4.Distribution Plan

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A and Class C shares. Pursuant to the Plan, the Fund pays PFD 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays PFD 1.00% of the average daily net assets attributable to Class C shares. The fee for Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class C shares. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $1,096 in distribution fees payable to PFD at October 31, 2009.

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase (within 12 months for purchases made on or after April 1, 2009). Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. Shares purchases as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class Y shares. Proceeds from the CDSCs are paid to PFD. For the year ended October 31, 2009, no CDSCs were paid to PFD.


44    Pioneer Floating Rate Fund | Annual Report | 10/31/09

5.Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the year ended October 31, 2009, the Fund's expenses were reduced by $6 under such arrangements.


6.Unfunded Loan Commitments

As of October 31, 2009, the Fund had unfunded loan commitments of approximately $278,813 (excluding unrealized appreciation on those commitments of $477 as of October 31, 2009), which could be extended at the option of the borrower pursuant to the following loan agreements:


                                                                Unfunded
 Borrower                                                       Commitment
 CHS/Community Health Systems, Inc., Delayed Draw Term Loan     $  2,427
 Dollar Financial Corp., Delayed Draw Term Loan                 $ 21,187
 Flextronics International, Ltd., A-1-A Delayed Draw Loan       $  8,928
 Lear Corp., Delayed Draw Loan                                  $200,000
 Warner Chilcott Co. LLC, Delayed Draw Term Loan                $ 46,271

7. Subsequent Events

In preparing these financial statements, PIM has evaluated the impact of all events and transactions for potential recognition or disclosure through December 21, 2009 and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.


                     Pioneer Floating Rate Fund | Annual Report | 10/31/09    45

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Pioneer Series Trust VI and the Shareowners
of Pioneer Floating Rate Fund
--------------------------------------------------------------------------------
We have audited the accompanying statement of assets and liabilities of Pioneer Floating Rate Fund (the "Fund") (one of the portfolios constituting Pioneer Series Trust VI), including the schedule of investments, as of October 31, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2009, by correspondence with the custodian, brokers and agent banks or by other appropriate auditing procedures where replies from brokers and agent banks were not received. We believe that our audits provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Floating Rate Fund at October 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                        /s/ Ernst & Young LLP

Boston, Massachusetts
December 21, 2009

46    Pioneer Floating Rate Fund | Annual Report | 10/31/09

ADDITIONAL INFORMATION (unaudited)

The percentages of the Fund's ordinary income distributions that are exempt from nonresident alien (NRA) tax withholding resulting from qualified interest income and qualified short term gains were 93.91% and 0%, respectively.


                     Pioneer Floating Rate Fund | Annual Report | 10/31/09    47

Trustees, Officers and Service Providers

Investment Adviser
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Independent Registered Public Accounting Firm
Ernst & Young LLP


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Bingham McCutchen LLP


Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.


Trustees and Officers

The Board of Trustees provides broad supervision over the Fund's affairs. The officers of the Fund are responsible for the Fund's operations. The Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the Fund within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees, except Mr. West, serves as a Trustee of each of the 62 U.S. registered investment portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). Mr. West serves as a Trustee of 47 U.S. registered investment portfolios for which Pioneer serves as investment adviser. The address for all Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.


48    Pioneer Floating Rate Fund | Annual Report | 10/31/09

Interested Trustees

                            Position Held            Length of Service
Name and Age                with the Fund            and Term of Office
John F. Cogan, Jr. (83)*    Chairman of the Board,   Trustee since 2006.
                            Trustee and President    Serves until a successor
                                                     trustee is elected or
                                                     earlier retirement or
                                                     removal.
--------------------------------------------------------------------------------
Daniel K. Kingsbury (51)*   Trustee and Executive    Trustee since 2007.
                            Vice President           Serves until a successor
                                                     trustee is elected or
                                                     earlier retirement or
                                                     removal.
--------------------------------------------------------------------------------


                                                                                                Other Directorships
Name and Age                Principal Occupation During Past Five Years                         Held by this Trustee
John F. Cogan, Jr. (83)*    Deputy Chairman and a Director of Pioneer Global Asset Man-         None
                            agement S.p.A. ("PGAM"); Non-Executive Chairman and a Direc-
                            tor of Pioneer Investment Management USA Inc. ("PIM-USA");
                            Chairman and a Director of Pioneer; Chairman and Director of
                            Pioneer Institutional Asset Management, Inc. (since 2006);
                            Director of Pioneer Alternative Investment Management Limited
                            (Dublin); President and a Director of Pioneer Alternative Invest-
                            ment Management (Bermuda) Limited and affiliated funds;
                            Director of PIOGLOBAL Real Estate Investment Fund (Russia)
                            (until June 2006); Director of Nano-C, Inc. (since 2003); Director of Cole Management Inc. (since 2004); Director of Fiduciary
                            Counseling, Inc.; President and Director of Pioneer Funds Dis-
                            tributor, Inc. ("PFD") (until May 2006); President of all of the
                            Pioneer Funds; and Of Counsel, Wilmer Cutler Pickering Hale and
                            Dorr LLP
----------------------------------------------------------------------------------------------------------------------
Daniel K. Kingsbury (51)*   Director, CEO and President of Pioneer Investment Management        None
                            USA Inc. (since February 2007); Director and President of
                            Pioneer Investment Management, Inc. and Pioneer Institutional
                            Asset Management, Inc. (since February 2007); Executive Vice
                            President of all of the Pioneer Funds (since March 2007); Direc-
                            tor of Pioneer Global Asset Management S.p.A. (since April
                            2007); Head of New Markets Division, Pioneer Global Asset Man-
                            agement S.p.A. (2000 - 2007)
----------------------------------------------------------------------------------------------------------------------

* Mr. Cogan and Mr. Kingsbury are Interested Trustees because they are officers or directors of the Fund's investment adviser and certain of its affiliates.


The outstanding capital stock of PFD, Pioneer and Pioneer Investment Management Shareholder Services, Inc. ("PIMSS") is indirectly wholly owned by UniCredit S.p.A. ("UniCredit"), one of the largest banking groups in Italy. Pioneer, the Fund's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.

                       Pioneer Floating Rate Fund | Annual Report | 10/31/09  49

Independent Trustees

                     Position Held    Length of Service
Name and Age         with the Fund    and Term of Office
David R. Bock (65)   Trustee          Trustee since 2006.
                                      Serves until a successor
                                      trustee is elected or
                                      earlier retirement or
                                      removal.
----------------------------------------------------------------
Mary K. Bush (61)    Trustee          Trustee since 2006.
                                      Serves until a successor
                                      trustee is elected or
                                      earlier retirement or
                                      removal.
----------------------------------------------------------------

                                                                                          Other Directorships
Name and Age         Principal Occupation During Past Five Years                          Held by this Trustee
David R. Bock (65)   Managing Partner, Federal City Capital Advisors (boutique mer-       Director of Enterprise Com-
                     chant bank) (1997 to 2004 and 2008 - present); and Executive         munity Investment, Inc.
                     Vice President and Chief Financial Officer, I-trax, Inc. (publicly   (privately-held affordable
                     traded health care services company) (2004 - 2007)                   housing finance company);
                                                                                          Director of New York Mort-
                                                                                          gage Trust (publicly traded
                                                                                          mortgage REIT); and Direc-
                                                                                          tor of Oxford Analytica, Inc.
                                                                                          (privately-held research and
                                                                                          consulting company)
------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (61)    President, Bush International, LLC (international financial advi-    Director of Marriott Interna-
                     sory firm)                                                           tional, Inc.; Director of Dis-
                                                                                          cover Financial Services
                                                                                          (credit card issuer and elec-
                                                                                          tronic payment services);
                                                                                          Director of Briggs & Stratton
                                                                                          Co. (engine manufacturer);
                                                                                          Director of UAL Corporation
                                                                                          (airline holding company);
                                                                                          Director of Mantech Interna-
                                                                                          tional Corporation (national
                                                                                          security, defense, and intel-
                                                                                          ligence technology firm);
                                                                                          and Member, Board of Gov-
                                                                                          ernors, Investment Com-
                                                                                          pany Institute
-------------------------------------------------------------------------------------------------------------------------

50  Pioneer Floating Rate Fund | Annual Report | 10/31/09

                            Position Held   Length of Service
Name and Age                with the Fund   and Term of Office
Benjamin M. Friedman (65)   Trustee         Trustee since 2008.
                                            Serves until a successor
                                            trustee is elected or
                                            earlier retirement or
                                            removal.
----------------------------------------------------------------------
Margaret B.W. Graham (62)   Trustee         Trustee since 2006.
                                            Serves until a successor
                                            trustee is elected or
                                            earlier retirement or
                                            removal.
----------------------------------------------------------------------
Thomas J. Perna (59)        Trustee         Trustee since 2006.
                                            Serves until a successor
                                            trustee is elected or
                                            earlier retirement or
                                            removal.
----------------------------------------------------------------------
Marguerite A. Piret (61)    Trustee         Trustee since 2006.
                                            Serves until a successor
                                            trustee is elected or
                                            earlier retirement or
                                            removal.
----------------------------------------------------------------------
Stephen K. West (81)        Trustee         Trustee since 2006.
                                            Serves until a successor
                                            trustee is elected or
                                            earlier retirement or
                                            removal.
----------------------------------------------------------------------


                                                                                                 Other Directorships
Name and Age                Principal Occupation During Past Five Years                          Held by this Trustee
Benjamin M. Friedman (65)   Professor, Harvard University                                        Trustee, Mellon Institutional
                                                                                                 Funds Investment Trust and
                                                                                                 Mellon Institutional Funds
                                                                                                 Master Portfolio (oversees
                                                                                                 17 portfolios in fund
                                                                                                 complex)
----------------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (62)   Founding Director, Vice-President and Corporate Secretary, The       None
                            Winthrop Group, Inc. (consulting firm); and Desautels Faculty of
                            Management, McGill University
----------------------------------------------------------------------------------------------------------------------------------
Thomas J. Perna (59)        Chief Executive Officer, Quadriserv, Inc. (technology products for   None
                            securities lending industry) (2008 - present); Private investor
                            (2004 - 2008); and Senior Executive Vice President, The Bank of
                            New York (financial and securities services) (1986 - 2004)
----------------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (61)    President and Chief Executive Officer, Newbury, Piret & Company,     Director of New America
                            Inc. (investment banking firm)                                       High Income Fund, Inc.
                                                                                                 (closed-end investment
                                                                                                 company)
----------------------------------------------------------------------------------------------------------------------------------
Stephen K. West (81)        Senior Counsel, Sullivan & Cromwell LLP (law firm)                   Director, The Swiss Helvetia
                                                                                                 Fund, Inc. (closed-end
                                                                                                 investment company)
----------------------------------------------------------------------------------------------------------------------------------

                       Pioneer Floating Rate Fund | Annual Report | 10/31/09  51

Fund Officers

                             Position Held         Length of Service
Name and Age                 with the Fund         and Term of Office
Dorothy E. Bourassa (61)     Secretary             Since 2006. Serves at
                                                   the discretion of the
                                                   Board
--------------------------------------------------------------------------
Christopher J. Kelley (44)   Assistant Secretary   Since 2006. Serves at
                                                   the discretion of the
                                                   Board
--------------------------------------------------------------------------
Mark E. Bradley (49)         Treasurer             Since 2008. Serves at
                                                   the discretion of the
                                                   Board
--------------------------------------------------------------------------
Luis I. Presutti (44)        Assistant Treasurer   Since 2006. Serves at
                                                   the discretion of the
                                                   Board
--------------------------------------------------------------------------
Gary Sullivan (51)           Assistant Treasurer   Since 2006. Serves at
                                                   the discretion of the
                                                   Board
--------------------------------------------------------------------------
David F. Johnson (29)        Assistant Treasurer   Since 2009. Serves at
                                                   the discretion of the
                                                   Board
--------------------------------------------------------------------------


                                                                                                 Other Directorships
Name and Age                 Principal Occupation During Past Five Years                         Held by this Officer
Dorothy E. Bourassa (61)     Secretary of PIM-USA; Senior Vice President - Legal of Pioneer;     None
                             Secretary/Clerk of most of PIM-USA's subsidiaries; and Secretary of all of the Pioneer Funds since September 2003 (Assistant
                             Secretary from November 2000 to September 2003)
----------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (44)   Associate General Counsel of Pioneer since January 2008 and         None
                             Assistant Secretary of all of the Pioneer Funds since September
                             2003; Vice President and Senior Counsel of Pioneer from July
                             2002 to December 2007
----------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (49)         Vice President - Fund Accounting, Administration and Controller-    None
                             ship Services of Pioneer; and Treasurer of all of the Pioneer
                             Funds since March 2008; Deputy Treasurer of Pioneer from
                             March 2004 to February 2008; Assistant Treasurer of all of the
                             Pioneer Funds from March 2004 to February 2008; and Treasurer and Senior Vice President, CDC IXIS Asset Management Services
                             from 2002 to 2003
----------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (44)        Assistant Vice President - Fund Accounting, Administration and      None
                             Controllership Services of Pioneer; and Assistant Treasurer of all
                             of the Pioneer Funds
----------------------------------------------------------------------------------------------------------------------
Gary Sullivan (51)           Fund Accounting Manager - Fund Accounting, Administration and       None
                             Controllership Services of Pioneer; and Assistant Treasurer of all
                             of the Pioneer Funds
----------------------------------------------------------------------------------------------------------------------
David F. Johnson (29)        Fund Administration Manager - Fund Accounting, Administration       None
                             and Controllership Services since November 2008 and Assistant
                             Treasurer of all of the Pioneer Funds since January 2009; Client
                             Service Manager - Institutional Investor Services at State Street
                             Bank from March 2003 to March 2007
----------------------------------------------------------------------------------------------------------------------

52  Pioneer Floating Rate Fund | Annual Report | 10/31/09

                         Position Held      Length of Service
Name and Age             with the Fund      and Term of Office
Teri W. Anderholm (50)   Chief Compliance   Since 2007. Serves at
                         Officer            the discretion of the
                                            Board
-----------------------------------------------------------------

                                                                                          Other Directorships
Name and Age             Principal Occupation During Past Five Years                      Held by this Officer
Teri W. Anderholm (50)   Chief Compliance Officer of Pioneer since December 2006 and of   None
                         all the Pioneer Funds since January 2007; Vice President and
                         Compliance Officer, MFS Investment Management (August 2005
                         to December 2006); Consultant, Fidelity Investments (February
                         2005 to July 2005); Independent Consultant (July 1997 to Feb-
                         ruary 2005)
--------------------------------------------------------------------------------------------------------------


                       Pioneer Floating Rate Fund | Annual Report | 10/31/09  53

                           This page for your notes.

54    Pioneer Floating Rate Fund | Annual Report | 10/31/09

                           This page for your notes.

                     Pioneer Floating Rate Fund | Annual Report | 10/31/09    55

                           This page for your notes.

56    Pioneer Floating Rate Fund | Annual Report | 10/31/09

                           This page for your notes.

                     Pioneer Floating Rate Fund | Annual Report | 10/31/09    57

                           This page for your notes.

58    Pioneer Floating Rate Fund | Annual Report | 10/31/09

                           This page for your notes.

                     Pioneer Floating Rate Fund | Annual Report | 10/31/09    59

                           This page for your notes.

60    Pioneer Floating Rate Fund | Annual Report | 10/31/09

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.


Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,

new accounts, prospectuses, applications
and service forms                                               1-800-225-6292
FactFone(SM) for automated fund yields, prices,
account information and transactions                            1-800-225-4321

Retirement plans information                                    1-800-622-0176


Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014


Our toll-free fax                                               1-800-225-4240


Our internet e-mail address                 ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)


Visit our web site: www.pioneerinvestments.com





This report must be preceded or accompanied by a prospectus.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year, on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Fund, including fees associated with the filings to update its Form N-2 and issuance of comfort letters, totaled approximately $47,800 in 2009 and $47,500 2008.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related Fees
There were no fees for audit-related or other services provided to the Fund during the fiscal years ended October
31, 2009 and 2008.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax returns, totaled approximately $8,290 and $8,290 for 2009 and 2008, respectively.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Other Fees
There were no other services provided to the Fund during the fiscal years ended October 31, 2009 and 2008.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Fund's audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund. For the years ended October 31, 2009 and 2008, there were no services provided to an affiliate that required the Fund's audit committee pre-approval.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled approximately $8,290 in 2009 and $8,290 in 2008.


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Series Trust VI


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date December 29, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date December 29, 2009


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date December 29, 2009

* Print the name and title of each signing officer under his or her signature.